Consolidated statement of cash flows - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net income (loss)	kr (35,063)	kr 1,895	kr 13,673
Adjustments to reconcile net income to cash	18,583	6,112	10,611
Cash flows from (used in) Operations	(16,480)	8,007	24,284
Changes in operating net assets
Inventories	3,995	(613)	(366)
Customer finance, current and non-current	798	(950)	824
Trade receivables	1,380	5,933	7,000
Trade payables	2,413	2,775	(2,676)
Provisions and post-employment benefits	4,785	3,106	544
Other operating assets and liabilities, net	12,710	(4,248)	(9,013)
Net changes in operating assets and liabilities	26,081	6,003	(3,687)
Cash flow from operating activities	9,601	14,010	20,597
Investing activities
Investments in property, plant and equipment	(3,877)	(6,129)	(8,338)
Sales of property, plant and equipment	1,016	482	1,301
Acquisitions of subsidiaries and other operations	(289)	(984)	(2,201)
Divestments of subsidiaries and other operations	565	362	1
Product development	(1,444)	(4,483)	(3,302)
Other investing activities	(463)	(3,004)	(543)
Interest-bearing securities	(11,578)	5,473	5,095
Cash flow from investing activities	(16,070)	(8,283)	(7,987)
Cash flow before financing activities	(6,469)	5,727	12,610
Financing activities
Proceeds from issuance of borrowings	13,416	1,527	1,179
Repayment of borrowings	(4,830)	(1,072)	(1,336)
Proceeds from stock issue	15	131
Sale/repurchase of own shares	83	(26)	169
Dividends paid	(3,424)	(12,263)	(11,337)
Other financing activities	218	(39)	615
Cash flow from financing activities	5,478	(11,742)	(10,710)
Effect of exchange rate changes on cash	(91)	2,757	(2,664)
Net change in cash	(1,082)	(3,258)	(764)
Cash and cash equivalents, beginning of period	36,966	40,224	40,988
Cash and cash equivalents, end of period	kr 35,884	kr 36,966	kr 40,224